Property, plant and equipment (Tables)	12 Months Ended
Jun. 30, 2021
Property, plant and equipment.
Schedule of detailed information about property, plant and equipment

		Building	Plant,		Assets
		and	equipment	Mineral	under
	Land	improvements	and vehicles	assets	construction*	Total
for the year ended 30 June	Rm	Rm	Rm	Rm	Rm	Rm
Revised carrying amount at 30 June 2020[1]	5 591	11 954	152 255	30 043	27 802	227 645
Additions	18	4	1 063	43	14 894	16 022
to sustain existing operations	18	—	948	43	13 792	14 801
to expand operations	—	4	115	–	1 102	1 221
Net reclassification (to)/from other assets	(2)	56	(750)	20	722	46
Reduction in rehabilitation provisions capitalised (note 33)	—	(4)	(55)	(1 401)	(965)	(2 425)
Establishment of joint operation²	325	1 097	28 079	–	62	29 563
Disposal of business[3]	(1 399)	(632)	(4 544)	(1)	(31)	(6 607)
Finance costs capitalised	—	—	–	–	880	880
Projects capitalised	73	837	11 918	2 654	(15 952)	(470)
Reclassification from/(to) held for sale (note 12)	98	349	(711)	(981)	(444)	(1 689)
Translation of foreign operations	(775)	(1 457)	(18 327)	98	(573)	(21 034)
Disposals and scrapping	(2)	(19)	(184)	(49)	(203)	(457)
Current year depreciation charge	—	(537)	(11 080)	(3 303)	–	(14 920)
Net impairment of property, plant and equipment (note 10)	(56)	(94)	(28 678)	353	(58)	(28 533)
Carrying amount at 30 June 2021	3 871	11 554	128 986	27 476	26 134	198 021

* Includes intangible assets under construction

1 Refer to note 1 for details.

2 Refer to note 11 for details.

3 Relates mainly to the disposal of our 50% equity interest in Gemini HDPE LLC.

20	Property, plant and equipment continued

		Building	Plant,		Assets
		and	equipment	Mineral	under
	Land	improvements	and vehicles	assets	construction	Total
for the year ended 30 June	Rm	Rm	Rm	Rm	Rm	Rm
Carrying amount at 30 June 2019	4 202	15 434	185 235	28 678	127 764	361 313
Impact of revision (refer note 1)	—	—	(3 731)	—	—	(3 731)
Revised carrying amount at 1 July 2019	4 202	15 434	181 504	28 678	127 764	357 582
Transfer of finance lease assets to right of use assets on initial application of IFRS 16	(6)	(1 475)	(5 936)	—	(71)	(7 488)
Adjusted carrying amount at 1 July 2019	4 196	13 959	175 568	28 678	127 693	350 094
Additions	34	59	1 039	1 230	35 730	38 092
to sustain existing operations	34	42	825	1 230	19 017	21 148
to expand operations	—	17	214	—	16 713	16 944
Net reclassification (to)/from other assets	(11)	(295)	447	(4)	(17)	120
Reduction in rehabilitation provisions capitalised (note 33)	—	—	(23)	(160)	—	(183)
Finance costs capitalised	—	—	—	—	3 520	3 520
Projects capitalised	920	3 035	120 616	3 378	(128 492)	(543)
Reclassification to held for sale (note 12)	(112)	(2 350)	(61 754)	—	(9 497)	(73 713)
Translation of foreign operations	842	2 091	23 761	230	12 876	39 800
Disposals and scrapping	(268)	(6)	(484)	(18)	(655)	(1 431)
Current year depreciation charge (revised)	—	(720)	(15 568)	(3 291)	—	(19 579)
Net impairment of property, plant and equipment (revised) (note 10)	(10)	(3 819)	(91 347)	—	(13 356)	(108 532)
Revised carrying amount at 30 June 2020	5 591	11 954	152 255	30 043	27 802	227 645

		Building	Plant,		Assets
		and	equipment	Mineral	under
	Land	improvements	and vehicles	assets	construction	Total
for the year ended 30 June	Rm	Rm	Rm	Rm	Rm	Rm
2021
Cost	4 145	20 462	334 432	47 606	26 134	432 779
Accumulated depreciation and impairment	(274)	(8 908)	(205 446)	(20 130)	—	(234 758)
	3 871	11 554	128 986	27 476	26 134	198 021
2020
Cost	5 844	21 418	325 837	84 822	27 802	465 723
Accumulated depreciation and impairment (revised)	(253)	(9 464)	(173 582)	(54 779)	—	(238 078)
	5 591	11 954	152 255	30 043	27 802	227 645
2019
Cost	4 403	23 034	316 548	74 769	127 764	546 518
Accumulated depreciation and impairment (revised)	(201)	(7 600)	(135 044)	(46 091)	—	(188 936)
	4 202	15 434	181 504	28 678	127 764	357 582

	2021	2020	2019
for the year ended 30 June	Rm	Rm	Rm
Additions to property, plant and equipment (cash flow)
Current year additions	16 022	38 092	55 862
Adjustments for non-cash items	(77)	(2 947)	(81)
movement in environmental provisions capitalised	(77)	(2 947)	(1 924)
movement in long-term debt	—	—	(117)
LCCP investment incentives	—	—	1 960
Per the statement of cash flows	15 945	35 145	55 781

Schedule of capital commitments (excluding equity accounted investments)

	2021	2020
for the year ended 30 June	Rm	Rm
Capital commitments (excluding equity accounted investments)

Capital commitments, excluding capitalised interest, include all projects for which specific board approval has been obtained. Projects still under investigation for which specific board approvals have not yet been obtained are excluded from the following:

Authorised and contracted for	33 196	260 620
Authorised but not yet contracted for	33 297	21 136
Less expenditure to the end of year	(26 605)	(249 806)
	39 888	31 950

to sustain existing operations	25 591	26 305
to expand operations	14 297	5 645
Estimated expenditure
Within one year	21 393	15 578
One to five years	18 495	16 372
	39 888	31 950

Significant capital commitments and expenditure at 30 June comprise mainly of:

			Capital commitments		Capital expenditure
			2021	2020	2021	2020
Project	Project location	Business segment	Rm	Rm	Rm	Rm
Projects to sustain operations
Shutdown and major statutory maintenance	Various	Various	6 439	3 247	2 583	5 221
Environmental projects	Various	Various	3 033	1 007	1 806	2 800
Clean fuels II	Secunda	Fuels	1 483	1 375	237	355
Projects to expand operations
Mozambique exploration and development	Mozambique	Gas	10 786	3 353	234	211
Lake Charles Chemical Project	United States	Chemicals America	798	1 297	684	13 807

Schedule of depreciation and amortisation expense

Buildings and improvements	1 - 17%, units of production over life of related reserve base
Retail convenience centres	3 – 5%
Plant	2 – 50%
Equipment	3 – 91%
Vehicles	5 – 33%
Mineral assets	Units of production over life of related reserve base
Life-of-mine coal assets	Units of production over life of related reserve base